Cover Page	12 Months Ended
Oct. 31, 2025 shares
Document Information [Line Items]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 (this “Amendment”) amends the Annual Report on Form 40-F of Bank of Montreal (the “Bank”) originally filed with the Securities and Exchange Commission (“SEC”) on December 4, 2025 (the “Original Annual Report”), solely to correct the date of the Bank’s Management’s Discussion and Analysis for the Fiscal Year Ended October 31, 2025. This Amendment consists solely of (i) a Cover Page, (ii) this Explanatory Note, (iii) an updated Exhibit Index, (iv) a “Management’s Discussion and Analysis for the Fiscal Year Ended October 31, 2025”, amended solely to correct the date thereof, filed as Exhibit 99.2 hereto, (v) new certifications required by Rule 13a-14(a) or Rule 15d-14(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), filed as Exhibits 99.5 and 99.6 hereto, and (vi) a signature page. Other than as expressly set forth herein, this Amendment does not, and does not purport to, amend, update, or restate the information in any item of the Original Annual Report or reflect any events that have occurred after the Original Annual Report was filed. Accordingly, this Amendment should be read in conjunction with the Original Annual Report.
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Oct. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Trading Symbol	BMO
Entity Registrant Name	BANK OF MONTREAL
Entity Central Index Key	0000927971
Current Fiscal Year End Date	--10-31
Entity Tax Identification Number	13-4941092
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	708,905,679
Entity Interactive Data Current	Yes
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
Entity Address, Address Line One	100 King Street West
Entity Address, Address Line Two	1 First Canadian Place
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5X 1A1
Entity File Number	001-13354
Entity Incorporation, State or Country Code	Z4
City Area Code	416
Local Phone Number	867-6785
Annual Information Form	false
Audited Annual Financial Statements	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG LLP
Auditor Location	Toronto, Ontario, Canada
Auditor Firm ID	85
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Sajida Ali
Entity Address, Address Line One	Canal Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	519-1023